Note 22 - Guarantees and Indemnifications (Details Textual) $ in Thousands, $ in Thousands	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)
Loss Contingency Accrual, Ending Balance	$ 0		$ 0
Indemnities [Member]
Loss Contingency Accrual, Ending Balance	$ 0	$ 0